Consolidated Schedule of Investments (unaudited)
January 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Canadian Imperial Bank of Commerce/New York, 4.66%, 03/06/25, (1-day SOFR + 0.300%)(a)	$1,500	$1,500,325
Sumitomo Mitsui Trust Bank Ltd./New York, 4.58%, 02/07/25	3,170	3,170,077
Total Certificates of Deposit — 1.6% (Cost: $4,670,184)		4,670,402
Commercial Paper
American Electric Power Co. Inc., 4.56%, 03/03/25	2,750	2,739,247
American Honda Finance Corp.
4.65%, 04/16/25	3,000	2,971,187
4.66%, 04/07/25	1,000	991,537
Aquitaine Funding Co. LLC
4.38%, 02/03/25	3,250	3,248,814
4.48%, 04/08/25	2,500	2,479,349
AT+T Inc., 4.57%, 03/27/25	3,360	3,337,966
BASF SE, 4.64%, 03/31/25	4,000	3,969,781
Bell Telephone Co. of Canada or Bell Canada (The), 4.43%, 02/05/25	4,000	3,997,540
Bennington Stark Capital Co. LLC, 4.53%, 04/07/25	720	720,004
Britannia Funding Co. LLC, 4.36%, 02/03/25	3,340	3,338,787
Broadcom Inc.
4.77%, 02/20/25	2,500	2,493,393
4.77%, 02/26/25	2,750	2,740,553
Brookfield BRP Holdings Canada Inc.
4.48%, 02/05/25	2,000	1,998,756
4.52%, 02/19/25	1,790	1,785,738
Duke Energy Corp., 4.45%, 02/13/25	3,000	2,995,184
Enbridge U.S. Inc.
4.53%, 02/20/25	2,500	2,493,730
4.53%, 02/21/25	3,000	2,992,095
General Dynamics Corp., 4.38%, 03/05/25	3,380	3,366,488
Hyundai Capital America, 4.48%, 02/07/25	3,980	3,976,533
Ionic Funding LLC, 4.40%, 02/06/25	4,500	4,496,702
Keurig Dr. Pepper Inc., 4.59%, 04/16/25	3,350	3,318,280
Koch Companies LLC, 4.33%, 03/06/25	2,250	2,240,831
Komatsu Finance America Inc., 4.37%, 04/09/25	2,950	2,925,857
LMA-Americas LLC, 4.41%, 04/02/25	2,300	2,282,931
Marriott International Inc./MD, 4.58%, 02/10/25	500	499,365
Marubeni Finance America LLC, 4.60%, 02/10/25	3,500	3,495,531
Mitsubishi Corp. Americas, 4.39%, 04/14/25	3,450	3,419,538
Mohawk Industries Inc., 4.57%, 02/18/25	4,000	3,990,882
NextEra Energy Capital Holdings Inc., 4.51%, 02/13/25	4,000	3,993,503
NTT Finance Americas Inc., 4.39%, 02/13/25	4,500	4,492,879
Nutrien Ltd.
4.56%, 02/20/25	4,000	3,989,894
4.59%, 03/10/25	1,300	1,293,725
Overwatch Alpha Funding LLC, 4.35%, 02/03/25	4,000	3,998,550
Penske Truck Leasing Co. LP, 4.66%, 03/18/25	3,250	3,230,750
Resolute Funding Co. LLC, 4.53%, 03/10/25	3,490	3,473,388
Schlumberger Investment SA, 4.35%, 03/07/25	3,300	3,286,092
Spire Inc.
4.54%, 02/24/25	1,000	996,984
4.56%, 03/04/25	3,380	3,366,356
Security	Par (000)	Value
TotalEnergies Capital SA, 4.39%, 03/28/25	$3,390	$3,367,015
Toyota Industries Commercial Finance Inc., 4.41%, 04/08/25	2,000	1,983,734
Union Electric Co.
4.50%, 02/14/25	4,000	3,993,008
4.53%, 02/19/25	2,250	2,244,634
Verto Capital I Compartment A, 4.36%, 02/06/25	4,000	3,997,095
Volkswagen Financial Services, 4.56%, 03/05/25	3,440	3,425,678
Volvo Treasury North America LP, 4.48%, 02/03/25	4,000	3,998,509
Walt Disney Co. (The), 4.36%, 03/28/25	3,500	3,476,430
Waste Management Inc., 4.48%, 02/04/25	4,000	3,998,011
Total Commercial Paper — 50.0% (Cost: $141,929,821)		141,912,834
U.S. Treasury Obligations(b)
U.S. Treasury Bill
4.30%, 03/27/25	10,000	9,938,924
4.34%, 02/04/25	13,000	12,998,480
4.51%, 02/27/25	8,000	7,977,414
5.07%, 02/20/25	25,000	24,949,841
Total U.S. Treasury Obligations — 19.7% (Cost: $55,849,707)		55,864,659
U.S. Government Obligations
U.S. Government Obligations — 21.0%
U.S. Treasury Bill
4.30%, 03/11/25(b)	10,000	9,957,700
4.30%, 04/03/25(b)	15,000	14,896,094
4.30%, 04/17/25(b)	10,000	9,915,188
4.31%, 04/10/25(b)	10,000	9,923,092
4.41%, 03/06/25(b)	15,000	14,945,169
Total U.S. Government Obligations — 21.0% (Cost: $59,622,640)		59,637,243
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	16,620,000	16,620,000
Total Money Market Funds — 5.9% (Cost: $16,620,000)		16,620,000
Total Investments — 98.2% (Cost: $278,692,352)		278,705,138
Other Assets Less Liabilities — 1.8%		5,219,227
Net Assets — 100.0%		$283,924,365

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,410,000	$7,210,000 (a)	$—	$—	$—	$16,620,000	16,620,000	$288,232	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	10,594	03/19/25	$283,358	$9,462,222
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$4,670,402	$—	$4,670,402
Commercial Paper	—	141,912,834	—	141,912,834
U.S. Government & Agency Obligations	—	59,637,243	—	59,637,243
U.S. Treasury Obligations	—	55,864,659	—	55,864,659
Money Market Funds	16,620,000	—	—	16,620,000
	$16,620,000	$262,085,138	$—	$278,705,138

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$9,462,222	$—	$—	$9,462,222

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate